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General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis MO 63128

                                                                   March 7, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re: General American Separate Account Two
       File No. 811-2162

Commissioners:

     Annual Reports dated December 31, 2005 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of the General American Separate Account Two of General American Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Reports for certain portfolios of Variable Insurance Products
Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

                                        Sincerely,

                                        /s/ Michele H. Abate
                                        ----------------------------------------
                                        Michele H. Abate